MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2019
MARKETABLE SECURITIES AND ACCRUED INTEREST
Schedule of available-for-sale marketable securities

The following is a summary of available-for-sale marketable securities:

	December 31, 2018
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$19,463	$—	$(32)	$19,431
Accrued interest	171	—	—	171

Balance as of December 31, 2018	$19,634	$—	$(32)	$19,602